Intangible assets, at cost, less accumulated amortization (Amortization Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets, at cost, less accumulated amortization [Abstract]
2014	$ 686
2015	621
2016	621
2017	621
2018 and thereafter	3,654
Net amount	6,203	472
Aggregate amortization expense for amortizing intangible assets	$ 424	$ 241	$ 311